Document and Entity Information	9 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	GBSX
Entity Registrant Name	GBS ENTERPRISES INC
Entity Central Index Key	0001413754
Entity Filer Category	Smaller Reporting Company